Share-Based Compensation - Summary of Total Share-Based Compensation Expense of Share Options and Restricted Shares Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 58,880	¥ 101,303	¥ 133,975
Share Options and Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	129,558	195,214	356,038
Share Options and Restricted Shares | Selling and Marketing Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	17,305	25,776	35,077
Share Options and Restricted Shares | Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	28,624	60,002	68,688
Share Options and Restricted Shares | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 83,629	¥ 109,436	¥ 252,273